Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year		€ (35,046)	€ (171,493)
Adjustments for non-cash transactions		12,764	5,673
Changes in non-current operating assets and liabilities		279	(92,844)
Changes in working capital		(42,787)	159,254
Cash used in operations		(64,789)	(99,410)
Income tax paid		(643)	(818)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES		(65,432)	(100,228)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment		(7,164)	(15,952)
Proceeds from sale of property, plant and equipment		42	0
Purchases of intangible assets		(12)	(76)
Interest received		504	35
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES		(6,631)	(15,994)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock, net of costs of equity transactions		(285)	94,308
Proceeds from borrowings, net of transaction costs		0	18,074
Repayment of borrowings		(2,097)	(1,793)
Payment of lease liabilities		(1,740)	(1,529)
Interest paid		(5,353)	(4,054)
NET CASH GENERATED FROM/(USED IN) FINANCING ACTIVITIES		(9,476)	105,006
NET CHANGE IN CASH AND CASH EQUIVALENTS		(81,539)	(11,216)
Cash and cash equivalents at beginning of the year	[1]	286,532	346,642
Exchange gains/(losses) on cash		(582)	751
Restricted cash		0	48
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		€ 204,411	€ 336,225

[1]	Cash and cash equivalents as at December 31, 2022 amounted to €289.4 million (of which restricted cash: of €2.9 million).